Prospectus Adviser Class [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prospectus-Adviser Class | Payden High Income Fund | Payden High Income Fund (Adviser Class)
Prospectus [Line Items]
Annual Return [Percent]	8.44%	8.38%